OTHER ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Prepaid lease		2,232	1,510
Deposits for purchase of acquired intangible assets		0	1,280
Deposits for purchase of plant and equipment		2,977	16,568
Others		37	282
Other Assets, Noncurrent, Total	$ 827	5,246	19,640